Information about Stock Options Outstanding (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 20.51	$ 20.30	$ 9.75	$ 9.85
Options outstanding, No. of Shares	617
Option currently exercisable, Exercise price	$ 21.28	$ 23.35	$ 10.80
Option currently exercisable, No. of Shares	586
Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	116
Options outstanding, Weighted average remaining contractual life	7 years 1 month 13 days
Option currently exercisable, No. of Shares	104
Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	378
Options outstanding, Weighted average remaining contractual life	4 years 1 month 10 days
Option currently exercisable, No. of Shares	359
Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	123
Options outstanding, Weighted average remaining contractual life	1 year 7 months 24 days
Option currently exercisable, No. of Shares	123
Minimum | Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	5
Minimum | Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	50
Maximum | Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	5
Option currently exercisable, Exercise price	5
Maximum | Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	50
Maximum | Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	100
Option currently exercisable, Exercise price	$ 100